UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
1/31/17 (Unaudited)

COMMON STOCKS (97.7%)(a)
			Shares	Value

Aerospace and defense (2.2%)

Boeing Co. (The)			20,713	$3,384,918

L3 Technologies, Inc.			11,481	1,821,920

Northrop Grumman Corp.			14,406	3,300,126

TransDigm Group, Inc.			9,799	2,120,504

				10,627,468
Airlines (2.3%)

Air Canada (Canada)(NON)			90,395	928,785

American Airlines Group, Inc.			53,115	2,350,339

Delta Air Lines, Inc.			60,677	2,866,381

Southwest Airlines Co.			45,400	2,374,874

United Continental Holdings, Inc.(NON)			39,304	2,769,753

				11,290,132
Auto components (0.8%)

Lear Corp.			18,244	2,592,290

Stoneridge, Inc.(NON)			82,900	1,360,389

				3,952,679
Automobiles (0.6%)

General Motors Co.			81,678	2,990,232

				2,990,232
Banks (8.2%)

Bank of America Corp.			572,964	12,971,899

Citigroup, Inc.			169,524	9,464,525

JPMorgan Chase & Co.			166,865	14,121,785

Regions Financial Corp.			207,914	2,996,041

				39,554,250
Beverages (2.0%)

Dr. Pepper Snapple Group, Inc.			18,295	1,668,504

Molson Coors Brewing Co. Class B			18,821	1,816,603

PepsiCo, Inc.			59,689	6,194,524

				9,679,631
Biotechnology (3.1%)

Amgen, Inc.			38,428	6,020,899

Biogen, Inc.(NON)			4,307	1,194,073

Celgene Corp.(NON)			3,524	409,313

Gilead Sciences, Inc.			79,546	5,763,108

United Therapeutics Corp.(NON)			10,049	1,644,318

				15,031,711
Building products (0.5%)

Johnson Controls International PLC			60,043	2,640,691

				2,640,691
Capital markets (3.9%)

Ameriprise Financial, Inc.			20,167	2,264,149

Goldman Sachs Group, Inc. (The)			25,057	5,746,071

Invesco, Ltd.			31,140	900,569

KKR & Co. LP			128,528	2,231,246

Morgan Stanley			126,118	5,358,754

State Street Corp.			32,403	2,469,109

				18,969,898
Chemicals (1.3%)

Albemarle Corp.			29,027	2,689,061

Dow Chemical Co. (The)			36,047	2,149,483

Sociedad Quimica y Minera de Chile SA ADR (Chile)			38,927	1,258,121

				6,096,665
Commercial services and supplies (1.0%)

Hudson Technologies, Inc.(NON)			440,136	3,195,387

Waste Connections, Inc. (Canada)			22,606	1,815,262

				5,010,649
Communications equipment (1.4%)

Cisco Systems, Inc.			216,633	6,654,966

				6,654,966
Construction and engineering (0.4%)

Quanta Services, Inc.(NON)			57,368	2,058,938

				2,058,938
Construction materials (0.4%)

Forterra, Inc.(NON)			105,887	2,037,266

				2,037,266
Consumer finance (2.4%)

Capital One Financial Corp.			49,031	4,284,819

Discover Financial Services			50,200	3,477,856

PRA Group, Inc.(NON)			41,274	1,642,705

Synchrony Financial			62,387	2,234,702

				11,640,082
Diversified financial services (0.9%)

Capitol Acquisition Corp. III (Units)(NON)			52,011	540,914

Easterly Acquisition Corp.(NON)			192,680	1,917,166

Gores Holdings II, Inc. (Units)(NON)			59,457	613,002

Pace Holdings Corp. (Units)(NON)			103,001	1,177,301

				4,248,383
Diversified telecommunication services (1.0%)

AT&T, Inc.			112,759	4,753,919

				4,753,919
Electric utilities (1.5%)

Entergy Corp.			28,589	2,048,116

Exelon Corp.			82,141	2,947,219

Select Energy Services Class A(F)(NON)			98,303	2,088,939

				7,084,274
Electrical equipment (0.2%)

Rockwell Automation, Inc.			8,093	1,197,683

				1,197,683
Electronic equipment, instruments, and components (0.4%)

Jabil Circuit, Inc.			73,707	1,767,494

				1,767,494
Energy equipment and services (1.7%)

Baker Hughes, Inc.			47,468	2,994,281

Enservco Corp.(AFF)(NON)(S)			2,870,767	1,550,214

Nabors Industries, Ltd.			133,706	2,172,723

Smart Sand, Inc.(NON)			73,138	1,272,601

				7,989,819
Equity real estate investment trusts (REITs) (1.0%)

Armada Hoffler Properties, Inc.			188,329	2,595,174

Easterly Government Properties, Inc.			106,951	2,106,935

				4,702,109
Food and staples retail (3.7%)

CVS Health Corp.			23,628	1,862,123

Wal-Mart Stores, Inc.			106,234	7,090,057

Walgreens Boots Alliance, Inc.			79,414	6,507,183

Whole Foods Market, Inc.(S)			83,352	2,518,897

				17,978,260
Food products (1.7%)

Campbell Soup Co.			26,952	1,677,223

JM Smucker Co. (The)			18,250	2,479,263

Kraft Heinz Co. (The)			21,845	1,950,540

Nomad Foods, Ltd. (United Kingdom)(NON)			196,649	2,019,585

				8,126,611
Gas utilities (0.6%)

UGI Corp.			68,185	3,161,738

				3,161,738
Health-care equipment and supplies (1.9%)

Baxter International, Inc.			77,493	3,712,690

Becton Dickinson and Co.			18,045	3,199,198

Danaher Corp.			29,078	2,440,226

				9,352,114
Health-care providers and services (3.2%)

Aetna, Inc.			26,820	3,181,120

Express Scripts Holding Co.(NON)			35,838	2,468,521

HCA Holdings, Inc.(NON)			39,773	3,192,976

Humana, Inc.			12,935	2,567,598

McKesson Corp.			18,647	2,594,730

Surgery Partners, Inc.(NON)(S)			77,849	1,440,207

				15,445,152
Hotels, restaurants, and leisure (2.8%)

Bloomin' Brands, Inc.			107,149	1,833,319

Del Taco Restaurants, Inc.(NON)(S)			150,337	2,050,597

McDonald's Corp.			18,132	2,222,439

Penn National Gaming, Inc.(NON)			224,481	3,093,348

Wyndham Worldwide Corp.			29,101	2,300,725

Yum! Brands, Inc.			31,179	2,043,160

				13,543,588
Household durables (1.1%)

New Home Co., Inc. (The)(NON)			104,690	1,092,964

PulteGroup, Inc.			138,750	2,984,513

UCP, Inc. Class A(NON)			93,906	1,065,833

				5,143,310
Independent power and renewable electricity producers (0.6%)

NRG Energy, Inc.			166,324	2,750,999

				2,750,999
Insurance (3.1%)

Admiral Group PLC (United Kingdom)			23,305	521,702

American International Group, Inc.			118,564	7,618,923

Assured Guaranty, Ltd.			70,253	2,733,544

Hartford Financial Services Group, Inc. (The)			37,163	1,810,210

Lincoln National Corp.			36,202	2,443,997

				15,128,376
Internet and direct marketing retail (0.9%)

Amazon.com, Inc.(NON)			5,518	4,543,963

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			2	2

Global Fashion Group SA (acquired 8/2/13, cost $43,883) (Private) (Brazil)(F)(RES)(NON)			1,036	8,159

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				4,552,126
Internet software and services (3.3%)

Alphabet, Inc. Class A(NON)			8,870	7,275,085

Alphabet, Inc. Class C(NON)			7,156	5,701,829

Facebook, Inc. Class A(NON)			22,556	2,939,498

				15,916,412
IT Services (2.7%)

Computer Sciences Corp.			52,013	3,235,209

Conduent, Inc.(NON)			68,813	1,029,442

Convergys Corp.			83,756	2,078,824

IBM Corp.			38,562	6,729,840

				13,073,315
Machinery (2.0%)

Deere & Co.			21,496	2,301,147

Ingersoll-Rand PLC			34,174	2,711,707

Oshkosh Corp.			34,994	2,436,632

Parker Hannifin Corp.			14,122	2,077,770

				9,527,256
Media (2.7%)

CBS Corp. Class B (non-voting shares)			62,306	4,018,114

Comcast Corp. Class A			43,633	3,290,801

DISH Network Corp. Class A(NON)			20,625	1,220,381

Live Nation Entertainment, Inc.(NON)			93,140	2,665,667

Twenty-First Century Fox, Inc.			63,400	1,989,492

				13,184,455
Metals and mining (1.7%)

ArcelorMittal ADR (France)(NON)(S)			314,704	2,451,544

BHP Billiton, Ltd. ADR (Australia)			56,868	2,348,080

Freeport-McMoRan, Inc. (Indonesia)(NON)			122,131	2,033,481

Nucor Corp.			24,825	1,442,084

				8,275,189
Mortgage real estate investment trusts (REITs) (0.1%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)			35,582	650,439

				650,439
Multiline retail (1.0%)

Macy's, Inc.			56,507	1,669,217

Target Corp.			46,556	3,001,931

				4,671,148
Oil, gas, and consumable fuels (4.0%)

Anadarko Petroleum Corp.			28,277	1,966,100

Cheniere Energy, Inc.(NON)			28,341	1,350,449

ConocoPhillips			50,568	2,465,696

Enterprise Products Partners LP			100,851	2,857,109

Exxon Mobil Corp.			48,449	4,064,387

Noble Energy, Inc.			43,184	1,716,996

Scorpio Tankers, Inc.			497,631	1,905,927

Valero Energy Corp.			45,560	2,996,026

				19,322,690
Paper and forest products (0.4%)

KapStone Paper and Packaging Corp.			75,404	1,808,188

				1,808,188
Pharmaceuticals (3.6%)

Cardiome Pharma Corp. (Canada)(NON)			114,245	337,023

Jazz Pharmaceuticals PLC(NON)			16,882	2,058,253

Johnson & Johnson			33,014	3,738,836

Mallinckrodt PLC(NON)			21,067	1,026,595

Merck & Co., Inc.			53,319	3,305,245

Pfizer, Inc.			212,391	6,739,166

				17,205,118
Professional services (0.2%)

ManpowerGroup, Inc.			10,213	974,933

				974,933
Real estate management and development (0.4%)

CBRE Group, Inc. Class A(NON)			68,327	2,074,408

				2,074,408
Road and rail (0.5%)

Norfolk Southern Corp.			21,391	2,512,587

				2,512,587
Semiconductors and semiconductor equipment (3.7%)

Applied Materials, Inc.			92,815	3,178,914

Intel Corp.			116,203	4,278,594

Lam Research Corp.			26,630	3,058,722

Micron Technology, Inc.(NON)			39,931	962,736

Qorvo, Inc.(NON)(S)			24,260	1,557,735

Qualcomm, Inc.			41,764	2,231,451

Teradyne, Inc.			86,185	2,445,930

				17,714,082
Software (4.4%)

Dell Technologies, Inc. - VMware, Inc. Class V(NON)			47,550	2,995,175

Microsoft Corp.			248,848	16,088,023

Oracle Corp.			56,114	2,250,733

				21,333,931
Specialty retail (3.0%)

American Eagle Outfitters, Inc.(S)			116,886	1,766,147

Best Buy Co., Inc.			53,940	2,401,409

Conn's, Inc.(NON)(S)			90,926	959,269

Gap, Inc. (The)(S)			93,281	2,148,261

Home Depot, Inc. (The)			32,543	4,477,266

Lowe's Cos., Inc.			31,818	2,325,259

Ross Stores, Inc.			6,099	403,205

				14,480,816
Technology hardware, storage, and peripherals (4.6%)

Apple, Inc.			97,348	11,813,180

Hewlett Packard Enterprise Co.			150,333	3,409,552

HP, Inc.			170,677	2,568,689

NCR Corp.(NON)			57,978	2,494,214

Xerox Corp.			266,215	1,844,870

				22,130,505
Thrifts and mortgage finance (0.6%)

Radian Group, Inc.			146,495	2,695,508

				2,695,508
Trading companies and distributors (0.5%)

United Rentals, Inc.(NON)			19,170	2,425,197

				2,425,197
Wireless telecommunication services (1.5%)

T-Mobile US, Inc.(NON)			79,386	4,943,366

Telephone & Data Systems, Inc.			70,276	2,153,959

				7,097,325

Total common stocks (cost $416,251,856)				$472,234,715

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			$674,000	$787,316

Total convertible bonds and notes (cost $674,000)				$787,316

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Easterly Acquisition Corp.	7/29/20	$11.50	96,340	$41,908

Total warrants (cost $57,322)				$41,908

SHORT-TERM INVESTMENTS (4.7%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.94%(AFF)			11,928,800	$11,928,800

Putnam Short Term Investment Fund 0.74%(AFF)			10,810,711	10,810,711

Total short-term investments (cost $22,739,511)				$22,739,511

TOTAL INVESTMENTS

Total investments (cost $439,722,689)(b)				$495,803,450

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $483,257,614.
(b)	The aggregate identified cost on a tax basis is $440,865,533, resulting in gross unrealized appreciation and depreciation of $66,718,637 and $11,780,720, respectively, or net unrealized appreciation of $54,937,917.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $8,163 or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$19,463,925	$104,713,742	$112,248,867	$83,318	$—	$11,928,800
	Putnam Short Term Investment Fund**	5,852,707	79,769,565	74,811,561	14,709	—	10,810,711
	Enservco Corp.†	—	1,300,000	213,193	—	—	1,550,214
	Totals	$25,316,632	$185,783,307	$187,273,621	$98,027	$—	$24,289,725
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,928,800, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,639,512.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	† Security was only in affiliation for a portion of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$62,510,191	$—	$8,163
Consumer staples	35,784,502	—	—
Energy	27,312,509	—	—
Financials	92,365,234	521,702	—
Health care	57,034,095	—	—
Industrials	48,265,534	—	—
Information technology	98,590,705	—	—
Materials	18,217,308	—	—
Real estate	6,776,517	—	—
Telecommunication services	11,851,244	—	—
Utilities	10,908,072	2,088,939	—
Total common stocks	469,615,911	2,610,641	8,163
Convertible bonds and notes	—	787,316	—
Warrants	41,908	—	—
Short-term investments	10,810,711	11,928,800	—

Totals by level	$480,468,530	$15,326,757	$8,163

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$41,908	$—

Total	$41,908	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		39,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017